Operating costs - Other external charges (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Analysis of income and expense [abstract]
Research and development expenditure	$ 69	$ 63	$ 58
Maintenance and repairs expense	$ 171	$ 171	$ 181